UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: MARCH 31, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
March 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.5%
			Consumer Discretionary-8.9%
31,600			Best Buy Company, Inc.	$ 907,552
53,150			Comcast Corporation - Special Class "A"	1,234,143
38,400			H&R Block, Inc.	642,816
17,900			Home Depot, Inc.	663,374
18,200			Kohl's Corporation	965,328
54,900			Lowe's Companies, Inc.	1,451,007
8,900			McDonald's Corporation	677,201
46,300			Staples, Inc.	899,146
18,400			Target Corporation	920,184
26,800			Time Warner, Inc.	956,760
16,100			Viacom, Inc. - Class "B"	748,972
30,300			Walt Disney Company	1,305,627
				11,372,110
			Consumer Staples-14.9%
32,800			Avon Products, Inc.	886,912
12,600			Clorox Company	882,882
27,700			Coca-Cola Company	1,837,895
13,200			Costco Wholesale Corporation	967,824
39,000			CVS Caremark Corporation	1,338,480
11,700			Kellogg Company	631,566
22,600			Kimberly-Clark Corporation	1,475,102
40,961			Kraft Foods, Inc. - Class "A"	1,284,537
34,400			Kroger Company	824,568
35,300			PepsiCo, Inc.	2,273,673
24,800			Philip Morris International, Inc.	1,627,624
28,140			Procter & Gamble Company	1,733,424
33,500			Walgreen Company	1,344,690
38,900			Wal-Mart Stores, Inc.	2,024,745
				19,133,922
			Energy-11.9%
31,100			Chevron Corporation	3,341,073
24,371			ConocoPhillips	1,946,268
14,700			Devon Energy Corporation	1,349,019
50,900			ExxonMobil Corporation	4,282,217
8,200			Hess Corporation	698,722
25,300			Marathon Oil Corporation	1,348,743
21,200			Noble Corporation	967,144
14,700			Schlumberger, Ltd.	1,370,922
				15,304,108
			Financials-13.4%
15,100			ACE, Ltd.	976,970
21,000			Allstate Corporation	667,380
28,200			American Express Company	1,274,640
15,600			Ameriprise Financial, Inc.	952,848
52,817			Bank of America Corporation	704,051
44,905			Bank of New York Mellon Corporation	1,341,312
16,800			Capital One Financial Corporation	872,928
16,300			Chubb Corporation	999,353
52,732			JPMorgan Chase & Company	2,430,945
9,300			M&T Bank Corporation	822,771
17,000			MetLife, Inc.	760,410
25,700			Morgan Stanley	702,124
14,100			Northern Trust Corporation	715,575
20,000			State Street Corporation	898,800
17,700			Travelers Companies, Inc.	1,052,796
35,400			U.S. Bancorp	935,622
35,400			Wells Fargo & Company	1,122,180
				17,230,705
			Health Care-15.2%
41,400			Abbott Laboratories	2,030,670
21,500		*	Amgen, Inc.	1,149,175
25,400			Bristol-Myers Squibb Company	671,322
9,400			C.R. Bard, Inc.	933,514
17,100		*	Gilead Sciences, Inc.	725,724
51,800			Johnson & Johnson	3,069,150
11,200		*	Life Technologies Corporation	587,104
8,200			McKesson Corporation	648,210
31,700			Medtronic, Inc.	1,247,395
34,200			Merck & Company, Inc.	1,128,942
23,700			Novartis AG (ADR)	1,288,095
107,157			Pfizer, Inc.	2,176,359
12,600			Quest Diagnostics, Inc.	727,272
18,900			St. Jude Medical, Inc.	968,814
14,800			Teva Pharmaceutical Industries, Ltd. (ADR)	742,516
12,500		*	Thermo Fisher Scientific, Inc.	694,375
12,100		*	Zimmer Holdings, Inc.	732,413
				19,521,050
			Industrials-10.7%
13,200			3M Company	1,234,200
117,700			General Electric Company	2,359,885
16,800			Honeywell International, Inc.	1,003,128
1,850		*	Huntington Ingalls Industries, Inc.	76,775
13,500			Illinois Tool Works, Inc.	725,220
20,000			Ingersoll-Rand, PLC	966,200
20,700			ITT Corporation	1,243,035
11,100			Northrop Grumman Corporation	696,081
3,700			Parker Hannifin Corporation	350,316
16,300			Raytheon Company	829,181
32,200			Republic Services, Inc.	967,288
20,525			Tyco International, Ltd.	918,904
8,800			United Parcel Service, Inc. - Class "B"	654,016
19,700			United Technologies Corporation	1,667,605
				13,691,834
			Information Technology-18.6%
50,500		*	Activision Blizzard, Inc.	553,985
25,700		*	Adobe Systems, Inc.	852,212
5,100		*	Apple, Inc.	1,777,095
15,000			Automatic Data Processing, Inc.	769,650
29,800			CA, Inc.	720,564
93,500			Cisco Systems, Inc.	1,603,525
35,000		*	eBay, Inc.	1,086,400
40,800		*	EMC Corporation	1,083,240
43,000			Hewlett-Packard Company	1,761,710
90,600			Intel Corporation	1,827,402
12,100			International Business Machines Corporation	1,973,147
154,200			Microsoft Corporation	3,910,512
33,500		*	NCR Corporation	631,140
49,900			Oracle Corporation	1,665,163
22,200			QUALCOMM, Inc.	1,217,226
40,100		*	Symantec Corporation	743,454
22,300			Texas Instruments, Inc.	770,688
43,800			Western Union Company	909,726
				23,856,839
			Materials-1.5%
27,800			Dow Chemical Company	1,049,450
15,000			DuPont (E.I.) de Nemours & Company	824,550
				1,874,000
			Telecommunication Services-3.0%
61,700			AT&T, Inc.	1,888,020
50,600			Verizon Communications, Inc.	1,950,124
				3,838,144
			Utilities-1.4%
21,800			American Electric Power Company, Inc.	766,052
17,800			NextEra Energy, Inc.	981,136
				1,747,188
Total Value of Common Stocks (cost $89,496,110)				127,569,900
			SHORT-TERM INVESTMENTS-.1%
			Money Market Fund
$ 100	M		First Investors Cash Reserve Fund, .16% (cost $100,000)**	100,000
Total Value of Investments (cost $89,596,110)			99.6%	127,669,900
Other Assets, Less Liabilities			.4	453,682
Net Assets			100.0%	$ 128,123,582

*	Non-income producing

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed
by First Investors Management Company, Inc. Rate
shown is the 7-day yield at March 31, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2011, the cost of investments for federal
income tax purposes was $91,616,094. Accumulated net
unrealized appreciation on investments was $36,053,806,
consisting of $39,357,245 gross unrealized appreciation
and $3,303,439 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$127,569,900	$-	$-	$127,569,900
Money Market Fund	100,000	-	-	100,000
Total Investments in Securities*	$127,669,900	$-	$-	$127,669,900

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2011

Principal				Interest
Amount		Security		Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-41.8%
		Fannie Mae:
$ 600	M	4/20/11		0.15%	$ 599,952
325	M	4/20/11		0.19	324,967
560	M	7/13/11		0.14	559,784
700	M	7/20/11		0.14	699,700
500	M	7/22/11		0.18	499,720
250	M	Federal Farm Credit Bank, 7/11/11		4.25	252,763
350	M	Federal Home Loan Bank, 5/16/11		0.13	349,943
		Freddie Mac:
660	M	5/2/11		0.20	659,886
500	M	5/18/11		0.15	499,902
600	M	6/2/11		0.11	599,886
Total Value of U.S. Government Agency Obligations (cost $5,046,503)					5,046,503
		CORPORATE NOTES-34.7%
550	M	Abbott Laboratories, 5/31/11	(a)	0.17	549,844
500	M	Archer-Daniels-Midland Co., 5/2/11	(a)	0.20	499,914
400	M	Becton, Dickinson & Co., 4/6/11		0.17	399,991
400	M	Campbell Soup Co., 4/18/11	(a)	0.17	399,968
500	M	Coca-Cola Co., 6/28/11	(a)	0.24	499,707
550	M	Johnson & Johnson, 8/10/11	(a)	0.20	549,600
500	M	PepsiCo, Inc., 6/6/11	(a)	0.17	499,844
500	M	Procter & Gamble Co., 4/11/11	(a)	0.18	499,975
300	M	Wal-Mart Stores, Inc., 4/26/11	(a)	0.16	299,967
Total Value of Corporate Notes (cost $4,198,810)					4,198,810
		VARIABLE AND FLOATING RATE NOTES-14.9%
400	M	Federal Farm Credit Bank, 9/20/11		0.18	400,000
300	M	Freddie Mac, 11/9/11		0.12	299,898
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.19	400,000
200	M	Toyota Motor Credit Corp., 1/12/12		0.34	200,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co., Project B 12/1/33		0.18	200,000
300	M	Exxon Pipeline Co., Project C 12/1/33		0.18	300,000
Total Value of Variable and Floating Rate Notes (cost $1,799,898)					1,799,898
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-9.9%
		U.S. Treasury Bills:
900	M	6/2/11		0.12	899,814
300	M	6/9/11		0.08	299,955
Total Value of Short-Term U.S. Government Obligations (cost $1,199,769)					1,199,769
Total Value of Investments (cost $12,244,980)**		101.3%			12,244,980
Excess of Liabilities Over Other Assets		(1.3)			(158,417)
Net Assets		100.0%			$ 12,086,563

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2011.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities
Act of 1933 and may only be sold to qualified institutional
investors. At March 31, 2011, the Fund held eight Section 4(2)
securities with an aggregate value of $3,798,819 representing
31.4% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obigations	$-	$5,046,503	$-	$5,046,503
Corporate Notes	-	4,198,810	-	4,198,810
Variable and Floating Rate Notes:
U.S. Government Agency Obigations	-	699,898	-	699,898
Corporate Notes	-	600,000	-	600,000
Municipal Bonds	-	500,000	-	500,000
Short-Term U.S. Government Obligations	-	1,199,769	-	1,199,769
Total Investments in Securities	$-	$12,244,980	$-	$12,244,980

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
DISCOVERY FUND
March 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.1%
			Consumer Discretionary-11.2%
160,700			American Eagle Outfitters, Inc.	$ 2,553,523
53,200		*	Big Lots, Inc.	2,310,476
92,400		*	Career Education Corporation	2,099,328
385,200		*	CKX, Inc.	1,625,544
106,000			Foot Locker, Inc.	2,090,320
95,600			Men's Wearhouse, Inc.	2,586,936
48,700			Phillips Van-Heusen Corporation	3,166,961
155,500			Regal Entertainment Group - Class "A"	2,099,250
				18,532,338
			Consumer Staples-2.0%
135,600		*	Dole Food Company, Inc.	1,848,228
19,800			J. M. Smucker Company	1,413,522
				3,261,750
			Energy-11.3%
60,600		*	Carrizo Oil & Gas, Inc.	2,237,958
168,000			EXCO Resources, Inc.	3,470,880
120,000		*	Matrix Service Company	1,668,000
126,300		*	PetroQuest Energy, Inc.	1,182,168
108,700		*	Plains Exploration & Production Company	3,938,201
94,700		*	Resolute Energy Corporation	1,717,858
25,700			SM Energy Company	1,906,683
33,800		*	Whiting Petroleum Corporation	2,482,610
				18,604,358
			Financials-14.8%
7,078		*	Alleghany Corporation	2,342,604
51,200			American Financial Group, Inc.	1,793,024
325,000			Anworth Mortgage Asset Corporation (REIT)	2,304,250
206,000			Capitol Federal Financial, Inc.	2,321,620
87,900		*	EZCORP, Inc. - Class "A"	2,759,181
43,400			Harleysville Group, Inc.	1,437,842
91,700			Jefferies Group, Inc.	2,286,998
223,500		*	Knight Capital Group, Inc. - Class "A"	2,994,900
3,400		*	Markel Corporation	1,409,130
274,800			MFA Financial, Inc. (REIT)	2,253,360
39,800			Mid-America Apartment Communities, Inc. (REIT)	2,555,160
				24,458,069
			Health Care-12.1%
42,300		*	AMERIGROUP Corporation	2,717,775
86,800		*	Endo Pharmaceuticals Holdings, Inc.	3,312,288
60,900		*	Life Technologies Corporation	3,192,378
68,600		*	Magellan Health Services, Inc.	3,366,888
39,000		*	MEDNAX, Inc.	2,597,790
126,800		*	Myriad Genetics, Inc.	2,555,020
87,000			PerkinElmer, Inc.	2,285,490
				20,027,629
			Industrials-5.6%
30,700			Alliant Techsystems, Inc.	2,169,569
66,100		*	EMCOR Group, Inc.	2,047,117
44,900		*	FTI Consulting, Inc.	1,721,017
45,000		*	Oshkosh Corporation	1,592,100
11,300			Precision Castparts Corporation	1,663,134
				9,192,937
			Information Technology-19.2%
164,000		*	Brightpoint, Inc.	1,777,760
203,500		*	Compuware Corporation	2,350,425
174,000		*	Convergys Corporation	2,498,640
67,000		*	Cymer, Inc.	3,790,860
62,600		*	Diodes, Inc.	2,132,156
89,300		*	IAC/InterActiveCorp	2,758,477
161,600		*	Lawson Software, Inc.	1,955,360
80,800			Lender Processing Services, Inc.	2,600,952
131,600		*	Microsemi Corporation	2,725,436
181,100		*	QLogic Corporation	3,359,405
120,500		*	Verigy, Ltd.	1,697,845
228,300		*	Vishay Intertechnology, Inc.	4,050,042
				31,697,358
			Materials-16.8%
48,100			AptarGroup, Inc.	2,411,253
157,000		*	Chemtura Corporation	2,700,400
26,600			Compass Minerals International, Inc.	2,487,898
73,100		*	Innospec, Inc.	2,334,814
96,300			Olin Corporation	2,207,196
52,100			Royal Gold, Inc.	2,730,040
42,000			Schnitzer Steel Industries, Inc. - Class "A"	2,730,420
92,400			Sensient Technologies Corporation	3,311,616
89,400		*	Smurfit-Stone Container Corporation	3,455,310
11,600		*	Tronox, Inc.	1,618,200
29,800			Westlake Chemical Corporation	1,674,760
				27,661,907
			Telecommunication Services-1.1%
238,200		*	Premiere Global Services, Inc.	1,815,084
Total Value of Common Stocks (cost $109,244,824)				155,251,430
			SHORT-TERM INVESTMENTS-6.4%
			Money Market Fund
$ 10,580	M		First Investors Cash Reserve Fund, .16% (cost $10,580,000)	10,580,000
Total Value of Investments (cost $119,824,824)			100.5%	165,831,430
Excess of Liabilities over Other Assets			(.5)	(816,032)
Net Assets			100.0%	$165,015,398

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at March 31, 2011.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At March 31, 2011, the cost of investments for federal
income tax purposes was $120,307,434. Accumulated net
unrealized appreciation on investments was $45,523,996,
consisting of $47,030,885 gross unrealized appreciation
and $1,506,889 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$155,251,430	$-	$-	$155,251,430
Money Market Fund	10,580,000	-	-	10,580,000
Total Investments in Securities*	$165,831,430	$-	$-	$165,831,430

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2011

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-65.7%
		Fannie Mae-10.3%
$ 2,163	M	5.5%, 9/1/2033 - 10/1/2039		$ 2,333,929
208	M	9%, 11/1/2026		244,820
161	M	11%, 10/1/2015		186,981
				2,765,730
		Freddie Mac-3.3%
846	M	5.5%, 1/1/2040		903,786
		Government National Mortgage Association I Program-52.1%
1,478	M	4%, 10/15/2040 - 12/15/2040		1,481,909
3,349	M	4.5%, 6/15/2039 - 8/15/2040		3,465,261
5,369	M	5%, 6/15/2033 - 6/15/2040		5,721,316
2,491	M	5.5%, 2/15/2033 - 4/15/2039		2,721,906
298	M	6%, 11/15/2032 - 4/15/2036		331,915
284	M	6.5%, 8/15/2032		321,373
				14,043,680
Total Value of Residential Mortgage-Backed Securities (cost $17,397,735)				17,713,196
		U.S. GOVERNMENT AGENCY OBLIGATIONS-19.0%
1,000	M	Fannie Mae, 1.625%, 2015		974,108
		Federal Farm Credit Bank:
1,000	M	1.75%, 2013		1,016,073
1,000	M	2.6%, 2016		999,894
1,000	M	Freddie Mac, 3%, 2014		1,045,865
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,083,048
Total Value of U.S. Government Agency Obligations (cost $5,085,486)				5,118,988
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-6.7%
750	M	Bank of America Corp, 3.125%, 2012		773,567
1,000	M	JPMorgan Chase & Co., 2.125%, 2012		1,024,990
Total Value of U.S. Government FDIC Guaranteed Debt (cost $1,778,613)				1,798,557
		U.S. GOVERNMENT OBLIGATIONS-6.2%
591	M	FDA Queens LP, 6.99%, 2017	(a)	659,157
1,000	M	U.S. Treasury Note, 2.375%, 2015		1,024,537
Total Value of U.S. Government Obligations (cost $1,671,056)				1,683,694
Total Value of Investments (cost $25,932,890)		97.6%		26,314,435
Other Assets, Less Liabilities		2.4		646,733
Net Assets		100.0%		$26,961,168

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2011, the Fund held one 144A security with a value of
$659,157 representing 2.4% of the Fund's net assets.

At March 31, 2011, the cost of investments for federal income tax purposes was $25,932,890. Accumulated net unrealized
appreciation on investments was $381,545, consisting of $547,557 gross unrealized appreciation and $166,012 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Residential
Mortgage-Backed Securities	$-	$17,713,196	$-	$17,713,196
U.S. Government Agency
Obligations	-	5,118,988	-	5,118,988
U.S. Government FDIC
Guaranteed Debt	-	1,798,557	-	1,798,557
U.S. Government Obligations	-	1,683,694	-	1,683,694
Total Investments in Securities	$-	$26,314,435	$-	$26,314,435

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2011

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-15.9%
59,100			American Greetings Corporation - Class "A"		$ 1,394,760
28,800			Best Buy Company, Inc.		827,136
25,800		*	BorgWarner, Inc.		2,056,002
120,055			Brown Shoe Company, Inc.		1,467,072
94,185			CBS Corporation - Class "B"		2,358,392
22,361			CEC Entertainment, Inc.		843,681
20,064			Coach, Inc.		1,044,131
51,500		*	GameStop Corporation - Class "A"		1,159,780
113,000			H&R Block, Inc.		1,891,620
45,800			Home Depot, Inc.		1,697,348
44,900			Limited Brands, Inc.		1,476,312
76,100			Lincoln Educational Services Corporation		1,209,229
24,300			McDonald's Corporation		1,848,987
133,800		*	Morgans Hotel Group Company		1,311,240
80,843			Newell Rubbermaid, Inc.		1,546,527
7,100			NIKE, Inc. - Class "B"		537,470
23,000			Oxford Industries, Inc.		786,370
177,000		*	Pier 1 Imports, Inc.		1,796,550
85,645		*	Ruby Tuesday, Inc.		1,122,806
38,498		*	Steiner Leisure, Ltd.		1,780,917
191,870			Stewart Enterprises, Inc. - Class "A"		1,465,887
32,900		*	TRW Automotive Holdings Corporation		1,812,132
24,800			Tupperware Brands Corporation		1,480,808
59,583			Wyndham Worldwide Corporation		1,895,335
					34,810,492
			Consumer Staples-10.1%
116,100			Altria Group, Inc.		3,022,083
50,900			Avon Products, Inc.		1,376,336
35,789			Coca-Cola Company		2,374,600
55,700			CVS Caremark Corporation		1,911,624
22,800			McCormick & Company, Inc.		1,090,524
66,027			Nu Skin Enterprises, Inc. - Class "A"		1,898,276
21,600			PepsiCo, Inc.		1,391,256
59,800			Philip Morris International, Inc.		3,924,674
25,713			Procter & Gamble Company		1,583,921
39,400			Walgreen Company		1,581,516
37,064			Wal-Mart Stores, Inc.		1,929,181
					22,083,991
			Energy-9.7%
20,900			Anadarko Petroleum Corporation		1,712,128
12,400			Chevron Corporation		1,332,132
31,518			ConocoPhillips		2,517,028
37,600			Ensco, PLC (ADR)		2,174,784
38,611			ExxonMobil Corporation		3,248,343
50,422			Marathon Oil Corporation		2,687,997
57,600			Noble Corporation		2,627,712
16,994			Sasol, Ltd. (ADR)		984,802
10,000			Schlumberger, Ltd.		932,600
67,507			Suncor Energy, Inc.		3,027,014
					21,244,540
			Financials-11.5%
35,306			American Express Company		1,595,831
35,500			Ameriprise Financial, Inc.		2,168,340
68,400			Brookline Bancorp, Inc.		720,252
18,405			Capital One Financial Corporation		956,324
36,643			Discover Financial Services		883,829
80,200			Financial Select Sector SPDR Fund (ETF)		1,316,082
85,500			FirstMerit Corporation		1,458,630
11,600			IBERIABANK Corporation		697,508
37,100			Invesco, Ltd.		948,276
49,456			JPMorgan Chase & Company		2,279,922
19,500			M&T Bank Corporation		1,725,165
48,113			Morgan Stanley		1,314,447
133,900			New York Community Bancorp, Inc.		2,311,114
74,700			NewAlliance Bancshares, Inc.		1,108,548
56,900			SPDR KBW Regional Banking (ETF)		1,513,540
103,279		*	Sunstone Hotel Investors, Inc. (REIT)		1,052,413
29,688			U.S. Bancorp		784,654
68,600			Urstadt Biddle Properties - Class "A" (REIT)		1,304,772
31,367			Wells Fargo & Company		994,334
					25,133,981
			Health Care-8.5%
44,100			Abbott Laboratories		2,163,105
13,446		*	Amgen, Inc.		718,689
15,730			Baxter International, Inc.		845,802
33,900		*	Gilead Sciences, Inc.		1,438,716
37,900			Hill-Rom Holdings, Inc.		1,439,442
48,375			Johnson & Johnson		2,866,219
22,800			Medtronic, Inc.		897,180
32,543			Merck & Company. Inc.		1,074,244
143,482			Pfizer, Inc.		2,914,119
34,953			Sanofi-Aventis (ADR)		1,231,045
18,500			St. Jude Medical, Inc.		948,310
35,543		*	Thermo Fisher Scientific, Inc.		1,974,414
					18,511,285
			Industrials-17.7%
31,394			3M Company		2,935,339
39,895		*	Altra Holdings, Inc.		942,320
36,100			Armstrong World Industries, Inc.		1,670,347
21,300			Caterpillar, Inc.		2,371,755
54,537			Chicago Bridge & Iron Company NV - NY Shares		2,217,474
22,600		*	Esterline Technologies Corporation		1,598,272
35,100		*	Generac Holdings, Inc.		712,179
36,796			General Electric Company		737,760
38,640			Honeywell International, Inc.		2,307,194
2,853		*	Huntington Ingalls Industries, Inc.		118,399
39,153			IDEX Corporation		1,709,028
15,700			Lockheed Martin Corporation		1,262,280
50,419		*	Mobile Mini, Inc.		1,211,064
17,118			Northrop Grumman Corporation		1,073,470
17,500			Parker Hannifin Corporation		1,656,900
57,768		*	PGT, Inc.		135,755
21,400			Raytheon Company		1,088,618
23,450			Republic Services, Inc.		704,438
36,000			Snap-on, Inc.		2,162,160
125,100			TAL International Group, Inc.		4,537,377
55,000			Textainer Group Holdings, Ltd.		2,043,800
68,768			Tyco International, Ltd.		3,078,743
28,700			United Technologies Corporation		2,429,455
					38,704,127
			Information Technology-17.5%
56,900			Avago Technologies, Ltd.		1,769,590
174,900		*	Brocade Communications Systems, Inc.		1,075,635
19,400		*	CACI International, Inc. - Class "A"		1,189,608
85,600			Cisco Systems, Inc.		1,468,040
100,000		*	EMC Corporation		2,655,000
51,240			Hewlett-Packard Company		2,099,303
55,352			Intel Corporation		1,116,450
30,729			International Business Machines Corporation		5,010,978
65,800			Intersil Corporation - Class "A"		819,210
126,800			Microsoft Corporation		3,215,648
103,100			National Semiconductor Corporation		1,478,454
53,825		*	NCI, Inc. - Class "A"		1,311,715
98,900		*	NCR Corporation		1,863,276
70,855		*	Parametric Technology Corporation		1,593,529
59,788			QUALCOMM, Inc.		3,278,176
37,150		*	SRA International, Inc. - Class "A"		1,053,574
95,160		*	Symantec Corporation		1,764,266
57,400			TE Connectivity, Ltd.		1,998,668
28,000		*	Varian Semiconductor Equipment Associates, Inc.		1,362,760
103,200			Western Union Company		2,143,464
					38,267,344
			Materials-5.2%
49,500			Buckeye Technologies, Inc.		1,347,885
39,600			Celanese Corporation - Series "A"		1,757,052
45,340			Freeport-McMoRan Copper & Gold, Inc.		2,518,637
14,100			Olin Corporation		323,172
11,600			Praxair, Inc.		1,178,560
70,420			RPM International, Inc.		1,671,067
18,800			Schweitzer-Mauduit International, Inc.		951,468
70,964			Temple-Inland, Inc.		1,660,558
					11,408,399
			Telecommunication Services-2.2%
68,083			AT&T, Inc.		2,083,340
68,200			Verizon Communications, Inc.		2,628,428
					4,711,768
			Utilities-.2%
12,026			Atmos Energy Corporation		410,087
Total Value of Common Stocks (cost $175,872,030)					215,286,014
			SHORT-TERM INVESTMENTS-.7%
			Money Market Fund
$ 1,450	M		First Investors Cash Reserve Fund, .16% (cost $1,450,000)**		1,450,000
Total Value of Investments (cost $177,322,030)				99.2%	216,736,014
Other Assets, Less Liabilities				.8	1,812,504
Net Assets				100.0%	$218,548,518

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at March 31, 2011.

At March 31, 2011, the cost of investments for federal
income tax purposes was $177,499,003. Accumulated net
unrealized appreciation on investments was $39,237,011,
consisting of $47,592,377 gross unrealized appreciation
and $8,355,366 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$215,286,014	$-	$-	$215,286,014
Money Market Fund	1,450,000	-	-	1,450,000
Total Investments in Securities*	$216,736,014	$-	$-	$216,736,014

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2011

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-96.9%
			Automotive-4.4%
$ 425	M		Cooper Tire & Rubber Co., 8%, 2019			$ 449,438
300	M		Cooper-Standard Automotive, Inc., 8.5%, 2018			324,000
325	M		Exide Technologies, 8.625%, 2018	(a)		348,563
350	M		Ford Motor Co., 6.625%, 2028			341,434
			Goodyear Tire & Rubber Co.:
350	M		10.5%, 2016			393,750
225	M		8.25%, 2020			241,875
500	M		Hertz Corp., 6.75%, 2019	(a)		498,125
250	M		Navistar International Corp., 8.25%, 2021			278,438
300	M		Oshkosh Corp., 8.5%, 2020			337,875
						3,213,498
			Building Materials-3.1%
350	M		Associated Materials, LLC, 9.125%, 2017	(a)		375,375
			Building Materials Corp.:
200	M		6.875%, 2018	(a)		205,500
575	M		7.5%, 2020	(a)		600,875
175	M		Griffon Corp., 7.125%, 2018	(a)		178,938
350	M		Interface, Inc., 7.625%, 2018	(a)		365,750
500	M		Texas Industries, Inc., 9.25%, 2020			542,500
						2,268,938
			Capital Goods-.6%
375	M		Belden CDT, Inc., 9.25%, 2019			417,656
			Chemicals-3.7%
400	M		Ferro Corp., 7.875%, 2018			426,000
425	M		Lyondell Chemical Co., 11%, 2018			479,188
350	M		Polymer Group, Inc., 7.75%, 2019	(a)		362,688
200	M		PolyOne Corp., 7.375%, 2020			211,000
400	M		Rhodia SA, 6.875%, 2020	(a)		409,500
			Solutia, Inc.:
525	M		8.75%, 2017			580,125
175	M		7.875%, 2020			190,750
						2,659,251
			Consumer Durables-.9%
			Sealy Mattress Co.:
500	M		8.25%, 2014			507,500
153	M		10.875%, 2016	(a)		174,038
						681,538
			Consumer Non-Durables-2.2%
350	M		Acco Brands Corp., 10.625%, 2015			396,375
375	M		Armored Autogroup, Inc., 9.25%, 2018	(a)		383,438
450	M		Easton-Bell Sports, Inc., 9.75%, 2016			508,500
325	M		Phillips Van-Heusen Corp., 7.375%, 2020			345,313
						1,633,626
			Energy-14.2%
75	M		Anadarko Petroleum Corp., 6.375%, 2017			82,662
			Basic Energy Services, Inc.:
75	M		7.125%, 2016			76,500
200	M		7.75%, 2019	(a)		206,500
			Berry Petroleum Co.:
375	M		10.25%, 2014			436,875
400	M		8.25%, 2016			425,000
375	M		Chaparral Energy, Inc., 8.25%, 2021	(a)		387,187
275	M		Chesapeake Energy Corp., 7.25%, 2018			308,687
			Concho Resources, Inc.:
325	M		8.625%, 2017			360,750
75	M		7%, 2021			79,125
			Consol Energy, Inc.:
225	M		8%, 2017			247,500
600	M		8.25%, 2020			668,250
75	M		Continental Resources, 7.125%, 2021			80,062
			Copano Energy, LLC:
75	M		7.75%, 2018			78,750
150	M		7.125%, 2021	(b)		152,250
675	M		Crosstex Energy, LP, 8.875%, 2018			739,125
175	M		Denbury Resources, Inc., 8.25%, 2020			196,437
225	M		Dresser-Rand Group, Inc., 6.5%, 2021	(a)		233,156
100	M		Encore Acquisition Co., 9.5%, 2016			113,250
550	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)		547,250
			Ferrellgas Partners, LP:
475	M		9.125%, 2017			532,000
240	M		8.625%, 2020			261,600
300	M		Forest Oil Corp., 7.25%, 2019			315,000
450	M		Genesis Energy, LP, 7.875%, 2018	(a)		455,625
275	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)		291,500
			Hilcorp Energy I, LP:
25	M		7.75%, 2015	(a)		26,000
225	M		9%, 2016	(a)		236,812
575	M		8%, 2020	(a)		615,250
			Inergy, LP:
325	M		7%, 2018	(a)		339,625
125	M		6.875%, 2021	(a)		130,469
325	M		Murray Energy Corp., 10.25%, 2015	(a)		351,000
150	M		Penn Virginia Corp., 10.375%, 2016			170,250
			Quicksilver Resources, Inc.:
125	M		8.25%, 2015			131,562
300	M		11.75%, 2016			351,000
275	M		9.125%, 2019			300,781
275	M		Sandridge Energy, Inc., 7.5%, 2021	(a)		285,656
75	M		SM Energy Co., 6.625%, 2019	(a)		77,156
						10,290,602
			Financials-4.9%
			Ally Financial, Inc.:
425	M		6.25%, 2017	(a)		433,500
675	M		8%, 2020			736,594
			Ford Motor Credit Co., LLC:
375	M		8.7%, 2014			426,009
375	M		6.625%, 2017			400,739
			International Lease Finance Corp.:
625	M		8.625%, 2015	(a)		689,063
275	M		8.75%, 2017	(a)		310,063
75	M		8.25%, 2020			82,313
425	M		Pinafore, LLC, 9%, 2018	(a)		463,250
						3,541,531
			Food/Beverage/Tobacco-1.5%
200	M		Blue Merger Sub, Inc. (Del Monte Foods Co.), 7.625%, 2019	(a)		203,750
			CF Industries, Inc.:
325	M		6.875%, 2018			365,625
275	M		7.125%, 2020			312,813
200	M		JBS Finance II, Ltd., 8.25%, 2018	(a)		206,500
						1,088,688
			Food/Drug-1.9%
575	M		McJunkin Red Man Corp., 9.5%, 2016	(a)		585,063
475	M		NBTY, Inc., 9%, 2018	(a)		517,750
250	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015			270,000
						1,372,813
			Forest Products/Containers-1.8%
50	M		Clearwater Paper Corp., 7.125%, 2018	(a)		52,625
175	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015			179,813
350	M		Mercer International, Inc., 9.5%, 2017	(a)		385,000
400	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)		425,000
225	M		Reynolds Group Issuer, Inc., 9%, 2019	(a)		234,000
						1,276,438
			Gaming/Leisure-2.6%
350	M		Ameristar Casinos, Inc., 7.5%, 2021	(a)	(b)	350,875
325	M		MCE Finance, Ltd., 10.25%, 2018			378,219
275	M		MGM Resorts International, 9%, 2020			302,844
100	M		NCL Corp., Ltd., 11.75%, 2016			116,000
325	M		Wynn Las Vegas, LLC, 7.75%, 2020			346,125
327	M		Yonkers Racing Corp., 11.375%, 2016	(a)		365,423
						1,859,486
			Health Care-4.4%
575	M		Aviv Healthcare Properties, LP, 7.75%, 2019	(a)	(b)	602,312
175	M		Capella Healthcare, 9.25%, 2017	(a)		187,250
350	M		Community Health Systems, Inc., 8.875%, 2015			370,125
350	M		ConvaTec Healthcare, 10.5%, 2018	(a)		369,250
			DaVita, Inc.:
200	M		6.375%, 2018			202,500
100	M		6.625%, 2020			101,750
600	M		Genesis Health Ventures, Inc., 9.75%, 2011	(c)	(d)	375
			Healthsouth Corp.:
300	M		7.25%, 2018			311,625
150	M		7.75%, 2022			156,750
75	M		Select Medical Corp., 7.625%, 2015			76,687
			Valeant Pharmaceuticals International:
175	M		6.5%, 2016	(a)		173,687
325	M		6.75%, 2017	(a)		321,750
			Vanguard Health Holding Company II, LLC:
75	M		8%, 2018			77,156
100	M		8%, 2018	(a)		102,625
150	M		7.75%, 2019	(a)		152,625
						3,206,467
			Information Technology-3.0%
			Brocade Communications Systems, Inc.:
100	M		6.625%, 2018			106,375
125	M		6.875%, 2020			135,625
550	M		Equinix, Inc., 8.125%, 2018			598,125
			Fidelity National Information Services, Inc.:
175	M		7.625%, 2017			190,531
50	M		7.875%, 2020			54,875
			Jabil Circuit, Inc.:
50	M		7.75%, 2016			57,000
550	M		8.25%, 2018			627,000
275	M		MEMC Electronic Materials, Inc., 7.75%, 2019	(a)		282,906
125	M		Seagate HDD Cayman, 7.75%, 2018	(a)		130,000
						2,182,437
			Manufacturing-3.3%
325	M		Amsted Industries, 8.125%, 2018	(a)		348,156
515	M		Case New Holland, Inc., 7.875%, 2017	(a)		574,869
225	M		Coleman Cable, Inc., 9%, 2018			237,937
525	M		Manitowoc Co., Inc., 8.5%, 2020			565,688
325	M		Park-Ohio Industries, Inc., 8.125%, 2021	(a)	(b)	329,063
325	M		Terex Corp., 10.875%, 2016			379,438
						2,435,151
			Media-Broadcasting-3.9%
375	M		Allbritton Communication Co., 8%, 2018			397,500
			Belo Corp.:
575	M		7.25%, 2027			513,187
100	M		7.75%, 2027			91,500
350	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 2017			380,625
			Sinclair Television Group:
575	M		9.25%, 2017	(a)		644,000
100	M		8.375%, 2018	(a)		106,250
700	M		XM Satellite Radio, Inc., 7.625%, 2018	(a)		742,000
						2,875,062
			Media-Cable TV-7.4%
850	M		Atlantic Broadband Finance, LLC, 9.375%, 2014			867,000
550	M		Cablevision Systems Corp., 8.625%, 2017			614,625
			CCO Holdings, LLC:
50	M		7%, 2019	(a)		51,375
250	M		7%, 2019			257,500
350	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)		366,625
			Clear Channel Worldwide:
350	M		9.25%, 2017			384,125
675	M		9.25%, 2017			743,344
225	M		Dish DBS Corp., 7.875%, 2019			244,687
200	M		Echostar DBS Corp., 7.125%, 2016			214,500
375	M		Ono Finance II, PLC, 10.875%, 2029	(a)		403,125
400	M		Quebecor Media, Inc., 7.75%, 2016			417,000
675	M		UPC Germany GmbH, 8.125%, 2017	(a)		713,812
100	M		Virgin Media Finance, PLC, 9.5%, 2016			114,250
						5,391,968
			Media-Diversified-1.4%
450	M		Entravision Communications Corp., 8.75%, 2017			481,500
350	M		Lamar Media Corp., 7.875%, 2018			377,125
125	M		NAI Entertainment Holdings, LLC, 8.25%, 2017	(a)		134,375
						993,000
			Metals/Mining-4.6%
625	M		AK Steel Corp., 7.625%, 2020			640,625
125	M		Aleris International, Inc,, 7.625%, 2018	(a)		125,938
			FMG Resources (August 2006) Property, Ltd.:
200	M		7%, 2015	(a)		208,500
175	M		6.375%, 2016	(a)		177,188
200	M		6.875%, 2018	(a)		209,500
350	M		JMC Steel Group, 8.25%, 2018	(a)		359,625
375	M		Metals USA, Inc., 11.125%, 2015			400,781
675	M		Novelis, Inc., 8.375%, 2017	(a)		734,063
150	M		United States Steel Corp., 7.375%, 2020			157,875
325	M		Vedanta Resources, PLC, 9.5%, 2018	(a)		357,500
						3,371,595
			Real Estate Investment Trusts-2.3%
200	M		Brandywine Operating Partnership, LP, 5.7%, 2017			207,430
			CB Richard Ellis Service:
400	M		11.625%, 2017			474,000
125	M		6.625%, 2020			129,375
			Developers Diversified Realty Corp.:
100	M		9.625%, 2016			121,948
100	M		7.875%, 2020			114,860
375	M		Dupont Fabros Technology, LP, 8.5%, 2017			414,844
150	M		HRPT Properties Trust, 6.25%, 2017			160,563
75	M		Omega Heathcare Investors, Inc., 6.75%, 2022	(a)		76,969
						1,699,989
			Retail-General Merchandise-6.7%
150	M		Burlington Coat Factory Warehouse Corp., 10%, 2019	(a)		146,250
600	M		DineEquity, Inc., 9.5%, 2018	(a)		654,000
275	M		HSN, Inc., 11.25%, 2016			312,812
325	M		J.C. Penney Corp., Inc., 7.95%, 2017			364,812
			Limited Brands, Inc.:
175	M		8.5%, 2019			201,687
125	M		6.625%, 2021			128,437
400	M		Macys Retail Holdings, Inc., 7.45%, 2017			454,000
325	M		Needle Merger Sub Corp., 8.125%, 2019	(a)		329,875
275	M		QVC, Inc., 7.5%, 2019	(a)		290,125
500	M		Sears Holding Corp., 6.625%, 2018	(a)		487,500
550	M		Toys R Us Property Co. I, Inc., 10.75%, 2017			627,000
175	M		Toys R Us Property Co. II, Inc., 8.5%, 2017			189,000
400	M		Yankee Acquisition Corp., 8.5%, 2015			417,000
300	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016	(a)		303,750
						4,906,248
			Services-1.5%
			FTI Consulting, Inc.:
175	M		7.75%, 2016			183,750
125	M		6.75%, 2020	(a)		127,188
350	M		PHH Corp., 9.25%, 2016			382,375
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)		413,438
						1,106,751
			Telecommunications-8.5%
225	M		Buccaneer Merger Sub. (Syniverse Holdings, Inc), Inc., 9.125%, 2019	(a)		239,625
			Citizens Communications Co.:
750	M		7.125%, 2019			765,000
100	M		9%, 2031			102,750
			Frontier Communications Corp.:
275	M		8.125%, 2018			297,344
200	M		8.5%, 2020			217,750
300	M		GCI, Inc., 8.625%, 2019			330,750
750	M		Inmarsat Finance, PLC, 7.375%, 2017	(a)		795,000
			Intelsat Jackson Holdings, Ltd.:
150	M		7.25%, 2019	(a)	(b)	150,937
150	M		7.5%, 2021	(a)	(b)	151,125
650	M		Nextel Communications, Inc., 7.375%, 2015			655,687
			Qwest Communications International, Inc.:
500	M		7.5%, 2014			510,625
225	M		8%, 2015			249,469
			Sprint Capital Corp.:
50	M		6.9%, 2019			51,875
475	M		6.875%, 2028			440,562
425	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)		490,875
			Windstream Corp.:
450	M		8.625%, 2016			479,250
150	M		7.875%, 2017			161,625
125	M		7.75%, 2020			129,062
						6,219,311
			Transportation-3.6%
625	M		Aguila 3 SA, 7.875%, 2018	(a)		640,625
350	M		Aircastle, Ltd., 9.75%, 2018			389,375
650	M		CHC Helicopter SA, 9.25%, 2020	(a)		672,750
			Navios Maritime Holdings:
150	M		8.875%, 2017			163,313
375	M		8.125%, 2019	(a)		379,688
350	M		Swift Services Holdings, Inc., 10%, 2018	(a)		381,500
						2,627,251
			Utilities-4.5%
125	M		AES Corp., 9.75%, 2016			144,062
350	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)		383,250
375	M		Calpine Corp., 7.5%, 2021	(a)		390,000
500	M		Energy Future Holdings Corp., 10%, 2020			532,337
225	M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020			241,701
400	M		Intergen NV, 9%, 2017	(a)		433,000
			NRG Energy, Inc.:
625	M		7.375%, 2017			653,125
225	M		8.5%, 2019			237,937
298	M		NSG Holdings, LLC, 7.75%, 2025	(a)		293,530
						3,308,942
Total Value of Corporate Bonds (cost $66,983,484)						70,628,237
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.	(c)		-
5,970		*	World Access, Inc.			5
Total Value of Common Stocks (cost $97,360)						5
			SHORT-TERM INVESTMENTS-2.2%
			Money Market Fund
$1,550	M		First Investors Cash Reserve Fund, .16% (cost $1,550,000)	(e)		1,550,000
Total Value of Investments (cost $68,630,844)			99.1%			72,178,242
Other Assets, Less Liabilities			.9			675,259
Net Assets			100.0%			$72,853,501

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2011, the Fund held eighty-eight 144A securities with an aggregate value of $30,447,207 representing 41.8% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31,
2011, the Fund held two securities that were fair valued by the
Valuation Committee with an aggregate value of $375 representing
.0% of the Fund's net assets.

(d)	In default as to principal and/or interest payment

(e)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
March 31, 2011.

At March 31, 2011, the cost of investments for federal income tax purposes was $68,632,344. Accumulated net unrealized
appreciation on investments was $3,545,898, consisting of
$4,309,885 gross unrealized appreciation and $763,987 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$70,627,862	$375	$70,628,237
Common Stocks	5	-	-	5
Money Market Fund	1,550,000	-	-	1,550,000
Total Investments in Securities	$1,550,005	$70,627,862	$375	$72,178,242

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, December 31, 2010	$375	$-	$21	$396
Net sales*	-	-	(1,940)	(1,940)
Change in unrealized
appreciation*	-	-	753,562	753,562
Realized loss*	-	-	(751,643)	(751,643)
Transfer in and/or out of Level 3	-	-	-	-
Balance, March 31, 2011	$375	$-	$-	$375

*Includes conversion of corporate bonds to warrants which were subsequently sold.

The following is a summary of Level 3 inputs by industry

Health Care	$375
Telecommunications	-
$375

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.2%
			United Kingdom-27.0%
49,782			Admiral Group, PLC	$ 1,240,061
250,256			Amlin, PLC	1,531,181
147,047			British American Tobacco, PLC	5,897,437
66,375			Bunzl, PLC	792,116
73,241			Capita Group, PLC	872,294
117,779			Diageo, PLC	2,237,206
178,822			Domino's Pizza UK & IRL, PLC	1,226,544
131,141			Imperial Tobacco Group, PLC	4,050,793
53,959			Reckitt Benckiser Group, PLC	2,769,523
62,835			SABMiller, PLC	2,223,423
44,828			Scottish and Southern Energy, PLC	906,117
118,469			Standard Chartered, PLC	3,070,680
467,055			Tesco, PLC	2,852,416
				29,669,791
			India-14.1%
24,292			Bharat Heavy Electricals, Ltd.	1,123,576
94,250			HDFC Bank, Ltd.	4,957,873
15,539			Hero Honda Motors, Ltd.	553,839
308,235			Housing Development Finance Corporation, Ltd.	4,846,606
675,612			ITC, Ltd.	2,758,806
59,069			Jain Irrigation Systems, Ltd.	236,965
12,542			Nestle India, Ltd.	1,039,626
				15,517,291
			Brazil-8.7%
99,690			AES Tiete SA	1,517,948
88,530			CETIP SA - Balcao Organizado de Ativos e Derivativos	1,450,330
59,550			Companhia de Bebidas das Americas (ADR)	1,685,860
39,800			CPFL Energia SA	1,145,252
106,200			Redecard SA	1,563,541
209,085			Souza Cruz SA	2,184,998
				9,547,929
			Switzerland-7.1%
6,052			Kuehne & Nagel International AG	850,065
82,860			Nestle SA - Registered	4,768,628
41,200			Novartis AG - Registered	2,243,629
				7,862,322
			United States-5.6%
94,307			Philip Morris International, Inc.	6,189,368
			Australia-5.5%
149,374			Coca-Cola Amatil, Ltd.	1,813,534
89,621			QBE Insurance Group, Ltd.	1,637,679
92,172			Woolworths, Ltd.	2,562,187
				6,013,400
			France-5.5%
15,602			bioMerieux	1,638,645
18,200			Bureau Veritas SA	1,431,371
26,422			Essilor International SA	1,964,768
10,200			Pernod Ricard SA	953,893
				5,988,677
			Canada-4.6%
21,332			Canadian National Railway Company	1,599,982
69,242			Canadian Natural Resources, Ltd.	3,409,603
				5,009,585
			Netherlands-4.0%
27,540			Core Laboratories NV	2,813,762
23,463			Royal Dutch Shell, PLC - Class "A"	853,887
24,798			Unilever NV	778,600
				4,446,249
			Japan-3.4%
25,000			Nitori Company, Ltd.	2,204,995
33,800			Secom Company, Ltd.	1,576,219
				3,781,214
			Belgium-3.3%
37,304			Anheuser -Busch InBev NV	2,127,853
29,343			Colruyt SA	1,547,371
				3,675,224
			Ireland-3.0%
62,519			Covidien, PLC	3,247,237
			Denmark-2.9%
25,660			Novo Nordisk A/S - Series "B"	3,228,195
			Germany-1.5%
10,564			Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,670,044
			Singapore-1.0%
140,100			Oversea-Chinese Banking Corporation, Ltd.	1,064,782
			China-.8%
6,616		*	Baidu.com, Inc. (ADR)	911,751
			Spain-.7%
13,139			Prosegur, Compania de Seguridad SA	783,115
			Mexico-.5%
164,960			Wal-Mart de Mexico SAB de CV	494,579
Total Value of Common Stocks (cost $79,368,681)				109,100,753
			SHORT-TERM INVESTMENTS-.7%
			Money Market Fund
$ 775	M		First Investors Cash Reserve Fund, .16% (cost $775,000)**	775,000
Total Value of Investments (cost $80,143,681)			99.9%	109,875,753
Other Assets, Less Liabilities			.1	103,327
Net Assets			100.0%	$ 109,979,080

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at March 31, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2011, the cost of investments for federal income tax purposes was $81,071,713. Accumulated net unrealized
appreciation on investments was $28,804,040, consisting of
$29,002,435 gross unrealized appreciation and $198,395 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Staples	$48,936,101	$-	$-	48,936,101
Financials	21,469,236	-	-	21,469,236
Health Care	12,322,474	-	-	12,322,474
Industrials	9,265,703	-	-	9,265,703
Energy	7,077,252	-	-	7,077,252
Consumer Discretionary	3,985,378	-	-	3,985,378
Utilities	3,569,317	-	-	3,569,317
Information Technology	2,475,292	-	-	2,475,292
Money Market Fund	775,000	-	-	775,000
Total Investments in Securities*	$109,875,753	$-	$-	$109,875,753
Other Financial Instruments**	$-	$(834,325)	$-	$(834,325)

* The Portfolio of Investments provides information on the country categorization for the portfolio.

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2011

Principal
Amount		Security		Value
		CORPORATE BONDS-93.1%
		Aerospace/Defense-.5%
$ 200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$ 212,704
		Agriculture-.9%
340	M	Cargill, Inc., 6%, 2017	(a)	381,488
		Automotive-1.0%
400	M	Daimler Chrysler NA, LLC, 6.5%, 2013		446,981
		Chemicals-2.1%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	508,193
400	M	Dow Chemical Co., 4.25%, 2020		383,498
				891,691
		Consumer Durables-2.4%
400	M	Black & Decker Corp., 5.75%, 2016		441,182
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		315,909
300	M	Stanley Black & Decker, 5.2%, 2040		286,309
				1,043,400
		Energy-10.6%
400	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	469,113
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)	258,158
200	M	Energy Transfer Partners, LP, 8.5%, 2014		233,860
469	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	508,133
400	M	Nabors Industries, Inc., 6.15%, 2018		438,557
500	M	Petrobras International Finance Co., 5.375%, 2021		504,009
400	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	377,561
400	M	Spectra Energy Capital, LLC, 6.2%, 2018		445,733
489	M	Suncor Energy, Inc., 6.85%, 2039		553,616
200	M	Valero Energy Corp., 9.375%, 2019		256,036
		Weatherford International, Inc.:
400	M	6.35%, 2017		442,642
100	M	5.125%, 2020		99,480
				4,586,898
		Financial Services-11.2%
250	M	Aflac, Inc., 8.5%, 2019		302,677
600	M	American Express Co., 7%, 2018		702,221
375	M	Amvescap, PLC, 5.375%, 2013		398,797
400	M	BlackRock, Inc., 5%, 2019		420,360
350	M	CoBank, ACB, 7.875%, 2018	(a)	395,689
200	M	Compass Bank, 6.4%, 2017		210,679
300	M	ERAC USA Finance Co., 6.375%, 2017	(a)	336,778
		General Electric Capital Corp.:
400	M	5.625%, 2017		434,639
300	M	5.5%, 2020		317,958
		Harley-Davidson Funding Corp.:
200	M	5.75%, 2014	(a)	214,481
210	M	6.8%, 2018	(a)	230,870
400	M	Protective Life Corp., 7.375%, 2019		445,782
400	M	Prudential Financial Corp., 4.75%, 2015		426,324
				4,837,255
		Financials-16.4%
200	M	Bank of America Corp., 5.65%, 2018		209,321
300	M	Barclays Bank, PLC, 5.125%, 2020		305,727
200	M	Bear Stearns Cos., Inc., 7.25%, 2018		233,347
		Citigroup, Inc.:
650	M	6.375%, 2014		719,081
500	M	6.125%, 2017		545,574
		Goldman Sachs Group, Inc.:
500	M	6.15%, 2018		542,862
400	M	6.75%, 2037		404,697
600	M	JPMorgan Chase & Co., 6%, 2018		658,813
800	M	Merrill Lynch & Co., Inc., 5%, 2015		847,090
		Morgan Stanley:
600	M	5.95%, 2017		645,380
500	M	6.625%, 2018		550,333
500	M	SunTrust Banks, Inc., 6%, 2017		551,179
300	M	UBS AG, 5.875%, 2017		328,044
		Wells Fargo & Co.:
300	M	5.625%, 2017		328,125
200	M	4.6%, 2021		198,173
				7,067,746
		Food/Beverage/Tobacco-8.3%
400	M	Altria Group, Inc., 9.7%, 2018		526,798
500	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		537,595
300	M	Bottling Group, LLC, 5.125%, 2019		329,154
200	M	Bunge Limited Finance Corp., 5.35%, 2014		212,129
500	M	Corn Products International, Inc., 4.625%, 2020		492,379
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		475,095
500	M	Lorillard Tobacco Co., 6.875%, 2020		541,693
400	M	Philip Morris International, Inc., 5.65%, 2018		445,940
				3,560,783
		Forest Products/Container-.9%
300	M	International Paper Co., 9.375%, 2019		386,727
		Health Care-2.1%
400	M	Biogen IDEC, Inc., 6.875%, 2018		453,766
200	M	Novartis, 5.125%, 2019		216,851
100	M	Quest Diagnostics, Inc., 4.7%, 2021		99,172
100	M	Roche Holdings, Inc., 6%, 2019	(a)	113,528
				883,317
		Information Technology-6.4%
300	M	Cisco Systems, Inc., 3.15%, 2017		298,912
300	M	Computer Sciences Corp., 6.5%, 2018		326,439
300	M	Dell, Inc., 5.875%, 2019		329,604
300	M	Dun & Bradstreet Corp., 6%, 2013		323,671
400	M	Harris Corp., 4.4%, 2020		399,191
500	M	Motorola, Inc., 6%, 2017		547,955
		Pitney Bowes, Inc.:
100	M	5%, 2015		106,376
400	M	5.75%, 2017		430,265
				2,762,413
		Manufacturing-2.8%
300	M	General Electric Co., 5.25%, 2017		327,162
300	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		348,813
300	M	Johnson Controls, Inc., 5%, 2020		315,629
200	M	Tyco Electronics Group SA, 6.55%, 2017		229,189
				1,220,793
		Media-Broadcasting-5.2%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	528,293
400	M	Comcast Corp., 5.15%, 2020		417,128
400	M	Cox Communications, Inc., 8.375%, 2039	(a)	509,320
400	M	DirecTV Holdings, LLC, 7.625%, 2016		441,470
300	M	Time Warner Cable, Inc., 6.75%, 2018		341,302
				2,237,513
		Media-Diversified-2.0%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		218,884
200	M	6.55%, 2037		209,452
400	M	News America, Inc., 5.3%, 2014		441,720
				870,056
		Metals/Mining-5.1%
400	M	Alcoa, Inc., 6.15%, 2020		423,444
		ArcelorMittal:
500	M	6.125%, 2018		530,395
100	M	5.5%, 2021		98,727
400	M	Newmont Mining Corp., 5.125%, 2019		429,884
260	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		299,803
400	M	Vale Overseas, Ltd., 5.625%, 2019		420,888
				2,203,141
		Real Estate Investment Trusts-4.2%
400	M	Boston Properties, LP, 5.875%, 2019		435,070
500	M	HCP, Inc., 5.375%, 2021		505,899
400	M	ProLogis, 6.625%, 2018		433,886
400	M	Simon Property Group, LP, 5.75%, 2015		445,331
				1,820,186
		Retail-General Merchandise-.9%
400	M	Home Depot, Inc., 5.875%, 2036		398,907
		Telecommunications-1.8%
400	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013		439,096
309	M	GTE Corp., 6.84%, 2018		357,605
				796,701
		Transportation-2.0%
300	M	Con-way, Inc., 7.25%, 2018		326,056
459	M	GATX Corp., 8.75%, 2014		530,272
				856,328
		Utilities-5.3%
300	M	E. ON International Finance BV, 5.8%, 2018	(a)	334,149
300	M	Electricite de France SA, 6.5%, 2019	(a)	344,453
400	M	Exelon Generation Co., LLC, 6.2%, 2017		443,685
		Great River Energy Co.:
162	M	5.829%, 2017	(a)	177,320
300	M	4.478%, 2030	(a)	285,090
400	M	Ohio Power Co., 5.375%, 2021		426,284
200	M	Sempra Energy, 9.8%, 2019		265,921
				2,276,902
		Waste Management-1.0%
400	M	Allied Waste NA, Inc., 7.125%, 2016		417,945
Total Value of Corporate Bonds (cost $37,990,150)				40,159,875
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-4.9%
		Fannie Mae
2,014	M	5%, 12/1/2039 - 10/1/2040 (cost $2,106,148)	(b)	2,115,598
Total Value of Investments (cost $40,096,298)		98.0%		42,275,473
Other Assets, Less Liabilities		2.0		870,581
Net Assets		100.0%		$ 43,146,054

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A
of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At March 31, 2011, the
Fund held eighteen 144A securities with an aggregate value
of $6,185,321 representing 14.3% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at March 31, 2011.

At March 31, 2011, the cost of investments for federal income tax purposes was $40,096,298. Accumulated net unrealized
appreciation on investments was $2,179,175, consisting of
$2,316,741 gross unrealized appreciation and $137,566 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$40,159,875	$-	$40,159,875
Residential
Mortgage-Backed Securities	-	2,115,598	-	2,115,598
Total Investments in Securities*	$-	$42,275,473	$-	$42,275,473

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS-97.4%
		Consumer Discretionary-15.6%
3,590		Autoliv, Inc.	$ 266,486
8,710	*	Bed Bath & Beyond, Inc.	420,432
1,780	*	Chipotle Mexican Grill, Inc.	484,819
7,490		Limited Brands, Inc.	246,271
8,090		Mattel, Inc.	201,684
710	*	Priceline.com, Inc.	359,572
6,820		Ross Stores, Inc.	485,038
			2,464,302
		Consumer Staples-5.4%
6,350		Corn Products International, Inc.	329,057
7,800		Whole Foods Market, Inc.	514,020
			843,077
		Energy-9.7%
3,510		Chevron Corporation	377,079
2,440		Cimarex Energy Company	281,186
3,020		ExxonMobil Corporation	254,073
6,140		Halliburton Company	306,018
4,600		Helmerich & Payne, Inc.	315,974
			1,534,330
		Financials-10.8%
7,710		American Express Company	348,492
4,280		Capital One Financial Corporation	222,389
13,300		East West Bancorp, Inc.	292,068
2,010		Franklin Resources, Inc.	251,411
7,350		JPMorgan Chase & Co.	338,835
6,640		Raymond James Financial, Inc.	253,914
			1,707,109
		Health Care-15.1%
5,210	*	Celgene Corporation	299,731
5,400		Cooper Companies, Inc.	375,030
11,190	*	Endo Pharmaceuticals Holdings, Inc.	427,010
9,830	*	Express Scripts, Inc.	546,646
4,470		McKesson Corporation	353,353
6,770	*	Watson Pharmaceuticals, Inc.	379,188
			2,380,958
		Industrials-9.0%
5,390		Eaton Corporation	298,822
6,820		Illinois Tool Works, Inc.	366,370
4,930		Manpower, Inc.	309,998
4,660		Parker Hannifin Corporation	441,209
			1,416,399
		Information Technology-22.9%
6,380	*	ANSYS, Inc.	345,732
1,950	*	Apple, Inc.	679,477
7,550	*	Arrow Electronics, Inc.	316,194
10,290	*	BMC Software, Inc.	511,825
7,590	*	Check Point Software Technologies, Ltd.	387,470
306	*	Google, Inc. - Class "A"	179,380
2,800		International Business Machines Corporation	456,596
13,870	*	TIBCO Software, Inc.	377,957
4,290	*	VMware, Inc. - Class "A"	349,807
			3,604,438
		Materials-6.1%
2,820		CF Industries Holdings, Inc.	385,748
10,500		Freeport-McMoRan Copper & Gold, Inc.	583,275
			969,023
		Telecommunication Services-2.8%
26,110	*	MetroPCS Communications, Inc.	424,026
Total Value of Common Stocks (cost $11,341,400)		97.4%	15,343,662
Other Assets, Less Liabilities		2.6	414,696
Net Assets		100.0%	$15,758,358

*	Non-income producing

At March 31, 2011, the cost of investments for federal income tax purposes was $11,342,937. Accumulated net unrealized
appreciation on investments was $4,000,725, consisting of
$4,025,435 gross unrealized appreciation and $24,710 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,343,662	$-	$-	$15,343,662

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2011

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-58.8%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	2.32%		$ 629,792
2,784	M	11/15/2015	2.39		2,494,690
		Fannie Mae:
243	M	8/12/2015	2.41		218,861
600	M	9/23/2015	2.51		536,563
4,343	M	11/15/2015	2.28		3,909,933
650	M	Federal Judiciary Office Building, 2/15/2015	2.59		588,307
		Freddie Mac:
550	M	3/15/2015	2.42		500,037
930	M	9/15/2015	2.65		826,960
830	M	9/15/2015	2.65		738,005
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	2.70		188,006
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	2.20		183,739
3,657	M	Resolution Funding Corporation, 10/15/2015	2.29		3,298,226
2,000	M	Tennessee Valley Authority, 11/1/2015	2.73		1,766,494
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,896,632)					15,879,613
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-42.6%
12,655	M	U.S. Treasury Strips, 11/15/2015 (cost $9,906,966)	2.07		11,507,002
Total Value of Investments (cost $23,803,598)		101.4%			27,386,615
Excess of Liabilities Over Other Assets		(1.4)			(385,078)
Net Assets		100.0%			$27,001,537

+	The effective yields shown for the zero coupon
obligations are the effective yields at March 31, 2011.

At March 31, 2011, the cost of investments for federal
income tax purposes was $23,817,364. Accumulated
net unrealized appreciation on investments was $3,569,251,
consisting entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$15,879,613	$-	$15,879,613
U.S. Government
Zero Coupon Obligations	-	11,507,002	-	11,507,002
Total Investments in Securities	$-	$27,386,615	$-	$27,386,615

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2011.

Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.5%
			Consumer Discretionary-13.3%
26,300			American Eagle Outfitters, Inc.	$ 417,907
16,100			American Greetings Corporation - Class "A"	379,960
18,200			Best Buy Company, Inc.	522,704
27,000			Brown Shoe Company, Inc.	329,940
9,900			Carnival Corporation	379,764
28,800			Chico's FAS, Inc.	429,120
19,600			Comcast Corporation - Special Shares "A"	455,112
6,800			Fortune Brands Inc.	420,852
10,300			Genuine Parts Company	552,492
24,700			H&R Block, Inc.	413,478
12,200			Home Depot, Inc.	452,132
22,800			International Game Technology	370,044
15,100			J.C. Penney Company, Inc.	542,241
30,900			Lowe's Companies, Inc.	816,687
16,900			Macy's, Inc.	409,994
4,400			McDonald's Corporation	334,796
14,900			Newell Rubbermaid, Inc.	285,037
7,100			Omnicom Group, Inc.	348,326
6,000		*	Ruby Tuesday, Inc.	78,660
9,900			Stage Stores, Inc.	190,278
23,300			Staples, Inc.	452,486
12,466			Time Warner, Inc.	445,036
17,400			Walt Disney Company	749,766
				9,776,812
			Consumer Staples-16.6%
11,600			Archer-Daniels-Midland Company	417,716
19,700			Avon Products, Inc.	532,688
5,300			Clorox Company	371,371
13,100			Coca-Cola Company	869,185
15,400			ConAgra Foods, Inc.	365,750
6,200			Costco Wholesale Corporation	454,584
16,300			CVS Caremark Corporation	559,416
10,500			Diageo, PLC (ADR)	800,310
7,400			H.J. Heinz Company	361,268
8,200			Hershey Company	445,670
13,700			Kimberly-Clark Corporation	894,199
32,600			Kraft Foods, Inc. - Class "A"	1,022,336
18,600			Kroger Company	445,842
15,746			PepsiCo, Inc.	1,014,200
14,300			Philip Morris International, Inc.	938,509
5,400			Procter & Gamble Company	332,640
17,200			Safeway, Inc.	404,888
12,300			Snyders-Lance, Inc.	244,155
16,500			Walgreen Company	662,310
20,900			Wal-Mart Stores, Inc.	1,087,845
				12,224,882
			Energy-10.7%
11,312			Chevron Corporation	1,215,248
13,000			ConocoPhillips	1,038,180
7,700			Devon Energy Corporation	706,629
6,100			Diamond Offshore Drilling, Inc.	473,970
10,500			ExxonMobil Corporation	883,365
5,300			Hess Corporation	451,613
20,400			Marathon Oil Corporation	1,087,524
12,100			Royal Dutch Shell, PLC - Class "A" (ADR)	881,606
8,000			SPDR S&P Oil & Gas Exploration & Production (ETF)	516,000
10,300			Tidewater, Inc.	616,455
				7,870,590
			Financials-13.9%
7,400			ACE, Ltd.	478,780
11,400			Allstate Corporation	362,292
7,300			Ameriprise Financial, Inc.	445,884
14,400			Bank Mutual Corporation	60,912
26,306			Bank of America Corporation	350,659
18,573			Bank of New York Mellon Corporation	554,776
8,694			Capital One Financial Corporation	451,740
9,122			Chubb Corporation	559,270
8,722			Cincinnati Financial Corporation	286,082
9,100			Comerica, Inc.	334,152
7,800			EMC Insurance Group, Inc.	193,674
12,900			First Potomac Realty Trust (REIT)	203,175
23,000			FirstMerit Corporation	392,380
10,800			FXCM, Inc. - Class "A"	140,724
28,700			Hudson City Bancorp, Inc.	277,816
7,100			IBERIABANK Corporation	426,923
11,400			Invesco, Ltd.	291,384
41,400			Investors Real Estate Trust (REIT)	393,300
19,900			JPMorgan Chase & Company	917,390
13,200			Morgan Stanley	360,624
26,900			NewAlliance Bancshares, Inc.	399,196
28,700			People's United Financial, Inc.	361,046
6,100			PNC Financial Services Group, Inc.	384,239
11,400			Protective Life Corporation	302,670
11,100			Tower Group, Inc.	266,733
6,500			Unitrin, Inc.	200,720
19,500			Wells Fargo & Company	618,150
24,500			Westfield Financial, Inc.	221,970
				10,236,661
			Health Care-8.7%
22,100			Abbott Laboratories	1,084,005
8,200			Baxter International, Inc.	440,914
4,500			Becton, Dickinson & Company	358,290
12,700			GlaxoSmithKline, PLC (ADR)	487,807
18,600			Johnson & Johnson	1,102,050
13,400			Medtronic, Inc.	527,290
15,270			Merck & Company. Inc.	504,063
13,000			Novartis AG (ADR)	706,550
39,900			Pfizer, Inc.	810,369
6,800			Quest Diagnostics, Inc.	392,496
				6,413,834
			Industrials-11.9%
7,400			3M Company	691,900
6,400			Armstrong World Industries, Inc.	296,128
13,000			Avery Dennison Corporation	545,480
11,200			Con-way, Inc.	440,048
14,200			Curtiss-Wright Corporation	498,988
9,400			Dover Corporation	617,956
2,400			Dun & Bradstreet Corp.	192,576
10,600			Equifax, Inc.	411,810
8,700			General Dynamics Corporation	666,072
30,200			General Electric Company	605,510
10,100			Honeywell International, Inc.	603,071
11,100			Illinois Tool Works, Inc.	596,292
13,900			ITT Corporation	834,695
9,800			Pitney Bowes, Inc.	251,762
9,900			TAL International Group, Inc.	359,073
7,800			Textainer Group Holdings, Ltd.	289,848
6,925			Tyco International, Ltd.	310,032
7,600			United Parcel Service, Inc. - Class "B"	564,832
				8,776,073
			Information Technology-9.0%
16,300			Automatic Data Processing, Inc.	836,353
3,900			AVX Corporation	58,149
13,900			Bel Fuse, Inc. - Class "B"	305,939
22,800			Cisco Systems, Inc.	391,020
11,100		*	Electronic Arts, Inc.	216,783
20,500			Hewlett-Packard Company	839,885
17,000			Intel Corporation	342,890
29,100			Intersil Corporation - Class "A"	362,295
33,800			Microsoft Corporation	857,168
16,950			Molex, Inc.	425,784
28,500			National Semiconductor Corporation	408,690
25,100			Nokia Corporation - Class "A" (ADR)	213,601
4,400			QUALCOMM, Inc.	241,252
10,225			TE Connectivity, Ltd.	356,034
10,600			Texas Instruments, Inc.	366,336
19,400			Western Union Company	402,938
				6,625,117
			Materials-5.1%
14,800			Alcoa, Inc.	261,220
16,600			Bemis Company, Inc.	544,646
4,400			Compass Minerals International, Inc.	411,532
20,900			Dow Chemical Company	788,975
13,790			DuPont (E.I.) de Nemours & Company	758,036
24,300			Glatfelter	323,676
14,700			H.B. Fuller Company	315,756
10,500			Sonoco Products Company	380,415
				3,784,256
			Telecommunication Services-3.9%
39,210			AT&T, Inc.	1,199,826
5,780			CenturyLink Inc.	240,159
9,100			Telephone & Data Systems, Inc. - Special Shares	268,632
29,718			Verizon Communications, Inc.	1,145,332
				2,853,949
			Utilities-4.4%
10,100			American Electric Power Company, Inc.	354,914
14,400			MDU Resources Group, Inc.	330,768
8,400			NextEra Energy, Inc.	463,008
25,600			NiSource, Inc.	491,008
6,300			ONEOK, Inc.	421,344
16,900			Portland General Electric Company	401,713
10,700			Southwest Gas Corporation	416,979
12,600			Vectren Corporation	342,720
				3,222,454
Total Value of Common Stocks (cost $58,578,555)				71,784,628
			PREFERRED STOCKS-.3%
			Telecommunication Services
9,500			AT&T, Inc., 6.375%, 2056 (cost $237,359)	253,270
			SHORT-TERM INVESTMENTS-2.3%
			Money Market Fund
$ 1,700	M		First Investors Cash Reserve Fund, .16% (cost $1,700,000)**	1,700,000
Total Value of Investments (cost $60,515,914)			100.1%	73,737,898
Excess of Liabilities over Other Assets			(.1)	(107,948)
Net Assets			100.0%	$73,629,950

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at March 31, 2011.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2011, the cost of investments for federal
income tax purposes was $60,523,137. Accumulated net
unrealized appreciation on investments was $13,214,761,
consisting of $16,295,166 gross unrealized appreciation and
$3,080,405 gross unrealized depreciation.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S.
Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in
Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation
Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2011, is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about
Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures
ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent
Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction").
The Transactions was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors
Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the
United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 31, 2011